Gain (loss) on Disposal of Property, Plant and Equipment and Intangibles	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Gain (loss) on Disposal of Property, Plant and Equipment and Intangibles
28.	Gain (loss) on Disposal of Property, Plant and Equipment and Intangibles

The gain or loss is determined as the difference between the selling price and residual book value of the investment, property, plant, and equipment, or intangible asset disposed of. In 2018, the loss was R$ 22,088 (losses of R$ 2,242 in 2017 and R$ 6,134 in 2016), represented primarily from disposal of property, plant, and equipment.